UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   		 FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		The Savannah Bancorp, Inc.
Address:	25 Bull Street
		Savannah, GA  31401

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael W. Harden
Title:	Acting Chief Financial Officer
Phone:	912-629-6486

Signature, Place, and Date of Signing:

	/s/ Michael W. Harden		Savannah, Georgia	 November 13, 2008

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		1

Form13F Information Table Entry Total:	107

Form13F Information Table Value Total:	224,362

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.


No. 13F File Number			Name


01    28-1468				Minis & Co., Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1536    22480 SH       SOLE      01            18580              3975
AT&T Corp.                     COM              00206R102     3430   122866 SH       SOLE      01           104236             19230
Allstate Corp.                 COM              020002101     1252    27145 SH       SOLE      01            25445              1745
American Express Co.           COM              025816109     3562   100542 SH       SOLE      01            88366             12276
Ameriprise Financial Inc.      COM              03076c106      387    10120 SH       SOLE      01             8755              1365
Amgen Corp.                    COM              031162100     3582    60429 SH       SOLE      01            49079             11450
Anadarko Petroleum Corporation COM              032511107      304     6276 SH       SOLE      01             6276
Avon Products                  COM              054303102      396     9520 SH       SOLE      01             7595              1925
BLDRS Emerging Market 50 Index COM              09348r300     1338    35535 SH       SOLE      01            31585              4150
BP PLC Spons ADR               COM              055622104     3465    69066 SH       SOLE      01            64815              4251
Bank of America Corp.          COM              060505104     4593   131235 SH       SOLE      01           109033             23007
Bank of America Corp.	       COM			60505104      641     18324 SH 	 SOLE			        4236             14088
Bank of America Corp.          COM			60505104      136     3890  SH       OTHER			        		  3890
Bard (C.R.), Inc.              COM              067383109     2552    26900 SH       SOLE      01            26400               500
Baxter International Inc.      COM              071813109      260     3957 SH       SOLE      01             3957
Berkshire Hathaway Class B     COM              084670207     5520     1256 SH       SOLE      01             1069               191
Best Buy Co., Inc.             COM              086516101     1688    45023 SH       SOLE      01            39293              5855
CVS/Caremark Corporation       COM              126650100     3675   109189 SH       SOLE      01            98880             10684
Caterpillar Inc.               COM              149123101     2534    42525 SH       SOLE      01            40145              2730
Chevron Corp.                  COM              166764100     5420    65714 SH       SOLE      01            52264             13450
Cisco Systems, Inc.            COM              17275r102     3826   169585 SH       SOLE      01           156655             14355
Citigroup Inc.                 COM              172967101      229    11180 SH       SOLE      01             6847              4333
Coca Cola Co.                  COM              191216100     2916    55143 SH       SOLE      01            50491              4652
Colgate - Palmolive            COM              194162103     1205    15995 SH       SOLE      01            15175              1220
ConocoPhillips                 COM              20825c104     7414   101214 SH       SOLE      01            81677             20187
Costco Wholesale Corp.         COM              22160k105     5285    81388 SH       SOLE      01            64473             17120
Danaher Corporation            COM              235851102     2461    35468 SH       SOLE      01            29108              6510
Devon Energy Corporation       COM              25179m103     2709    29705 SH       SOLE      01            26235              3470
Diageo PLC ADR                 COM              25243Q205     3791    55060 SH       SOLE      01            47685              7625
Diageo PLC ADR 		       COM			25243Q205      126     1825 SH	 SOLE    		       181 	        	  1644
Diageo PLC ADR		       COM			25243Q206      103     1500 SH 	 OTHER		      			  1500
Discover Financial Services    COM              254709108      172    12472 SH       SOLE      01            11447              1025
Disney (Walt) Co.              COM              254687106     5118   166774 SH       SOLE      01           153774             14150
Dow Jones Dividend ETF (DVY)   COM              464287168      269     5050 SH       SOLE      01             4550               850
Dresser-Rand Group             COM              261608103      984    31280 SH       SOLE      01            26095              5185
DuPont                         COM              263534109     3893    96590 SH       SOLE      01            90835              6390
Emerson Electric Co.           COM              291011104     2041    50034 SH       SOLE      01            43334              7000
Exxon Mobil Corp.              COM              30231G102     6002    77280 SH       SOLE      01            72953              4427
Exxon Mobil Corp	       	 COM			30231G102      212     2734 SH	 SOLE		       	   300 		  2434
Exxon Mobil Corp	       	 COM			30231G102      683     8800 SH	 OTHER		      			  8800
Fiserv Incorporated            COM              337738108     3975    84012 SH       SOLE      01            70122             14565
General Electric Co.           COM              369604103     6693   262463 SH       SOLE      01           225862             37851
General Electric Co.	       COM			369604103      339    13313 SH	 SOLE		      	  3695	        9618
General Electric Co.	       COM			369604103      349    13700 SH 	 OTHER				       	 13700
Goldman Sachs Group            COM              38141g104     2325    18162 SH       SOLE      01            16137              2125
Goodrich Corporation           COM              382388106     2476    59525 SH       SOLE      01            48025             11600
Helmerich & Payne              COM              423452101     2337    54100 SH       SOLE      01            43800             10795
Hewlett Packard Co             COM              428236103     5963   128953 SH       SOLE      01           108448             20705
Home Depot Inc.                COM              437076102     2666   102984 SH       SOLE      01            79359             23625
Honeywell Intl Inc.            COM              438516106     1626    39132 SH       SOLE      01            37857              1525
Infosys Technologies           COM              456788108     3397   101990 SH       SOLE      01            88440             14225
Int'l Business Machines Corp.  COM              459200101     2998    25635 SH       SOLE      01            24605              1205
Intel Corp.                    COM              458140100     1364    72805 SH       SOLE      01            59205             13600
Intel Corp.		       	 COM			458140100        9	500 SH 	 SOLE				         		   500
Intel Corp.		       	 COM		 	458140100      337    18000 SH 	 OTHER				       	 18000
JP Morgan Chase & Co           COM              46625H100      699    14968 SH       SOLE      01            14904                64
JP Morgan Chase & Co	       COM			46625H100	    82     1765 SH	 SOLE		       	   200   	        1565
JP Morgan Chase & Co	       COM			46625H100      140     3000 SH       OTHER				        	  3000
Johnson & Johnson              COM              478160104     9952   143645 SH       SOLE      01           127410             17256
Johnson & Johnson	       	 COM			478160104      102     1470 SH	 SOLE 		         320 		  1150
Johnson & Johnson	       	 COM			478160104      298     4300 SH 	 OTHER		 				  4300
Kimberly - Clark               COM              494368103      207     3188 SH       SOLE      01             2810               378
Kraft Foods Inc                COM              50075n104     1380    42140 SH       SOLE      01            36537              6403
Lincoln National Corporation   COM              534187109      566    13217 SH       SOLE      01            11358              2038
Lowe's Cos.                    COM              548661107      518    21883 SH       SOLE      01            21883               350
Medco Health Solutions         COM              58405u102     7399   164421 SH       SOLE      01           140872             23659
Medtronic, Inc.                COM              585055106     3342    66702 SH       SOLE      01            52637             14365
Merck & Co. Inc.               COM              589331107      855    27107 SH       SOLE      01            21807              5300
Microsoft Corp.                COM              594918104     2590    97054 SH       SOLE      01            86394             10660
Morgan Stanley                 COM              617446448     1841    80053 SH       SOLE      01            75094              5159
Murphy Oil Corp.               COM              626717102     3865    60260 SH       SOLE      01            44625             15635
Novo-Nordisk ADR               COM              670100205     1581    30875 SH       SOLE      01            21890              8985
Pepsico Inc.                   COM              713448108     3082    43243 SH       SOLE      01            32893             10700
Pfizer, Inc.                   COM              717081103     2316   125618 SH       SOLE      01           113248             12920
Pfizer Inc		       	 COM			717081103      101     5475 SH       SOLE		      	  2800	        2675
Pfizer Inc		       	 COM			717081103	    85     4600 SH       OTHER		 		        	  4600
Phillip Morris Int'l           COM              718172109      393     8175 SH       SOLE      01             2119              6056
Procter & Gamble               COM              742718109     7559   108468 SH       SOLE      01            97568             11550
Schering-Plough                COM              806605101      341    18483 SH       SOLE      01            13883              4600
Schlumberger Ltd.              COM              806857108     3543    45370 SH       SOLE      01            43030              2385
Scotts Miracle-Gro Co.         COM              810186106     1647    69690 SH       SOLE      01            58190             11750
Southern Co.		       COM			842587107      621    16467 SH 	 SOLE		      	  3600	       12867
Southern Co.		       COM			842587107	    19      500 SH 	 OTHER	 				 	   500
Stryker Corp.                  COM              863667101     3748    60155 SH       SOLE      01            53775              6380
SunTrust Banks Inc.            COM              867914103      701    15590 SH       SOLE      01            11890              3700
TJX Companies Inc              COM              872540109     5809   190329 SH       SOLE      01           156514             33865
Tim Hortons Inc                COM              88706M103     1690    57028 SH       SOLE      01            45656             11372
Time Warner Inc.               COM              887317105      380    28950 SH       SOLE      01            24550              4400
U. S. Bancorp                  COM              902973304     3789   105205 SH       SOLE      01           101630              3900
Union Pacific Corp.            COM              907818108      591     8300 SH       SOLE      01             7430               870
United Parcel Service Cl B     COM              911312106     4019    63903 SH       SOLE      01            50758             13345
United Technologies Corp.      COM              913017109     4874    81146 SH       SOLE      01            73911              8010
United Technologies Corp.      COM			913017109      113     1875 SH       SOLE		      	  1300		   575
United Technologies Corp.      COM			913017109      523     8700 SH       OTHER				        	  8700
Varian Medical Systems         COM              92220P105     1749    30610 SH       SOLE      01            28960              1775
Verizon Communications         COM              92343v104      271     8445 SH       SOLE      01             7112              1333
Wachovia Corporation           COM              929903102      130    37014 SH       SOLE      01            25380             11634
Wachovia Corporation	       COM			929903102	     4     1000 SH       SOLE 						  1000
Wachovia Corporation	       COM			929903102      158    45000 SH       OTHER		 		       	 45000
Wal-Mart Stores                COM              931142103     1086    18126 SH       SOLE      01            16476              1950
Walgreen Co.                   COM              931422109     1090    35200 SH       SOLE      01            28875              6325
WellPoint Inc.                 COM              94973v107     2262    48375 SH       SOLE      01            45400              3750
Wells Fargo & Co.              COM              949746101     1888    50310 SH       SOLE      01            47983              2327
Wyeth                          COM              983024100      411    11131 SH       SOLE      01             9631              1500
iShares Trust MSCI EAFE Index  COM              464287465      536     9515 SH       SOLE      01             9515               780
Ishares Tr LEHMAN 1-3 Yr.      COM			464288646      147     1500 SH	 SOLE			                		  1500
Ishares Tr LEHMAN 1-3 Yr.      COM			464288646       98     1000 SH       OTHER			  	        	  1000